Statement of Compliance	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Statement of Compliance
2.	Statement of Compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”), as issued by the International Accounting Standards Board.

The consolidated financial statements were authorized for issue by the authorized directors on March 7, 2019.

In 2018, the Company adopted IFRS No. 15 “Revenue from Contracts with Customers” and IFRS No. 9 “Financial Instruments” for the first time. Changes to significant accounting policies are described in Note 2 “Changes in Accounting Policies”.

Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the statement of financial position, as described in the accounting policy below.

(a)	Derivatives instruments measured at fair value

(b)	Financial instruments measured at fair value through profit or loss

(c)	Financial instruments measured at fair value through other comprehensive income

(d)	Financial instruments at fair value through profit or loss

(e)	Available-for-sale financial assets measured at fair value

(f)	Defined benefit liabilities measured at the present value of the defined benefit obligation less the fair value of the plan assets

Functional and presentation currency

The financial statements of POSCO and subsidiaries are prepared in functional currency of the respective operation. These consolidated financial statements are presented in Korean Won, which is POSCO’s functional currency which is the currency of the primary economic environment in which POSCO operates.

Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period prospectively.

(a)	Judgments

Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

•	Note 1 — Subsidiaries, associates and joint ventures

•	Note 11 — Investments in associates and joint ventures

•	Note 12 — Joint operations

•	Note 25 — Hybrid bonds

(b)	Assumptions and estimation uncertainties

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next fiscal year is included in the following notes:

•	Note 11 — Investments in associates and joint ventures

•	Note 14 — Property, plant and equipment, net

•	Note 15 — Goodwill and other intangible assets, net

•	Note 20 — Provisions

•	Note 21 — Employee benefits

•	Note 23 — Financial instruments

•	Note 29 — Revenue — contract balances

•	Note 35 — Income taxes

•	Note 38 — Commitments and contingencies

(c)	Measurement of fair value

The Company’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities. The Company has an established control framework with respect to the measurement of fair values. This includes a valuation team that has overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values, and reports directly to the financial officer.

The valuation team regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the valuation team assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of IFRS including the level in the fair value hierarchy in which such valuation techniques should be classified.

Significant valuation issues are reported to the Company’s Audit Committee.

When measuring the fair value of an asset or a liability, the Company uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.

•	Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 — inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly.

•	Level 3 — inputs for the assets or liability that are not based on observable market data.

If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Information about the assumptions made in measuring fair values is included in the following note:

•	Note 23 — Financial instruments

Changes in Accounting Policies

The Company has initially adopted IFRS No. 15 “Revenue from Contracts with Customers” and IFRS No. 9 “Financial Instruments” from January 1, 2018. The other accounting standards adopted from January 1, 2018 had no significant effect on the Company’s consolidated financial statements.

The effect of initially applying IFRS No. 15 and IFRS No. 9 is mainly attributable to the following:

•	identify the shipping services included in certain sales contracts as a separate performance obligation

•	determine separate construction contracts such as design, purchase and construction services which are highly dependent or correlated as a single performance obligation

•	estimate variable consideration such as sales discount and price adjustments based on performance

•	change in the method of revenue recognition from service contracts without enforceable right to payment for performance completed

•	change in percentage of completion due to excessive use of materials

•	recognize as an expense immediately of prepaid contract cost unless those costs are explicitly chargeable to the customers regardless of whether the contract is obtained

•	change in classification and subsequent measurement of financial assets

•	change in timing of recognition of impairment loss on financial assets

(a)	IFRS No. 15 “Revenue from Contracts with Customers”

IFRS No. 15 “Revenue from Contracts with Customers” provides a unified five-step model for determining the timing, measurement and recognition of revenue. It replaced previous revenue recognition guidance, including IAS No. 18 “Revenue”, IAS No. 11 “Construction Contracts”, SIC No. 31 “Revenue- Barter Transactions Involving Advertising Services”, IFRIC No. 13 “Customer Loyalty Programs”, IFRIC No. 15 “Agreements for the Construction of Real Estate”, and IFRIC No. 18 “Transfers of Assets from Customers”.

The Company applied the modified retrospective approach by recognizing the cumulative impact of initially applying the revenue standard as of January 1, 2018, the date of initial application, and the Company also decided to apply the practical expedients as allowed by IFRS No. 15 by applying the new standard only to those contracts that are not considered as completed contracts at the date of initial application. Accordingly, the Company did not restate the financial statements for comparative periods.

The following table summarizes the impact, net of tax, of transition to IFRS No. 15 on retained earnings and non-controlling interests as of January 1, 2018.

	Retained earnings		Non-controlling interests
	(in millions of Won)
Shipping services included in the sales contract	￦	(949)	(156)
Separate construction contract determined to be a single performance obligation		452	628
Variable consideration for sales discounts and price adjustments based on performance		(2,613)	172
Change in revenue recognition method for contracts without enforceable right to payment		(1,189)	(1,115)
Change in percentage of completion due to excessive use of materials		(2,855)	(1,512)
Recognize prepaid contract cost as an expense		(63,753)	(56,993)

	￦	(70,907)	(58,976)

The details of new significant accounting policies and impacts of the adoption of IFRS No. 15 are as follows:

1)	Identification of performance obligations

The Company holds certain contracts for sales of manufactured product and merchandise which include transport service. When applying IFRS No. 15, sales of manufactured products or merchandise and delivery of products (i.e. shipping service) are identified as separate performance obligations in the contracts with customers. For transactions for which the shipping terms are on shipment basis and the customer pays shipping costs, the two performance obligations are separately accounted for because delivery of products is performed after the control over the products is transferred to the customer. The transaction price allocated to the performance obligation of delivery service is recognized when the obligation of delivery of the product is completed.

The Company identified shipping service included in the sales contract as a separate performance obligation that will be satisfied over the promised service period. This change in relevant accounting policy resulted in decreases in revenue and cost of sales, increases in other current assets and contract liabilities and decrease in other payables as of and for the year ended December 31, 2018.

In addition, the Company presented costs incurred in the shipping services in cost of sales from January 1, 2018, which were previously presented in selling and administrative expenses.

Certain construction contracts of the Company include design, purchase and construction services through separate service contracts. According to IFRS No. 15, if service or goods provided by the Company are highly dependent or correlated, the Company should identify them as a single performance obligation regardless of the number of contracts made.

The Company considered these service contracts as a combined single obligation and identified as a single performance obligation. This change in accounting policy resulted in decreases in revenue and contract assets as of and for the year ended December 31, 2018.

2)	Variable consideration

Under IFRS No. 15, the Company estimates the amount of variable consideration by using the expected value which the Company expects to better predict the amount of consideration. The Company recognizes revenue with transaction price including variable consideration only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the refund period has lapsed.

In certain sales arrangements, unit price is subject to adjustment due to quality issues of products. A certain percentage of sales discount is also provided in case customers make payment before the settlement due date. In addition, certain service contracts are subject to compensation payment if the Company fails to achieve a promised level of obligation.

The Company changed its accounting treatment regarding variable consideration in accordance with IFRS No. 15. This change in relevant accounting policy resulted in decrease in revenue and increase in contract liabilities as of and for the year ended December 31, 2018.

3)	Performance obligation satisfied over time

In accordance with IFRS No. 15, revenue is recognized over time by measuring progress only if the Company’s performance does not create an asset with an alternative use to the Company and the Company has an enforceable right to payment for performance completed to date.

The Company has determined that it has no enforceable right to payment for performance completed to date for certain service contracts. This change in relevant accounting policy resulted in increases in revenue and cost of sales and increases in inventories, contract assets and contract liabilities as of and for the year ended December 31, 2018.

According to IFRS No. 15, the effects of any inputs that do not depict the transfer of control of goods or services to the customer such as the costs of wasted materials, labor or other resources to fulfill the contract that were not reflected in the price of the contract should be excluded from calculating percentage of completion. This change in relevant accounting policy resulted in increase in revenue and decreases in contract assets and liabilities as of and for the year ended December 31, 2018.

4)	Incremental costs of obtaining a contract

In accordance with IFRS No. 15, the Company recognizes as an asset the incremental costs of obtaining a contract with a customer if the Company expects to recover those costs, and costs that are recognized as assets are amortized over the period that the related goods or services are transferred to the customer.

Certain costs incurred in construction segment such as costs to obtain a contract that would have been incurred regardless of whether the contract was obtained is recognized as an expense immediately, unless those costs are explicitly chargeable to the customer regardless of whether the contract is obtained. Such costs have been previously capitalized if it is probable the related contracts will be entered into. This change in relevant accounting policy resulted in decrease in cost of sales, increases in revenue, selling and administrative expenses and finance costs, decreases in contract assets, other current assets and contract liabilities and increase in provisions as of and for the year ended December 31, 2018.

5)	Impact of changes in accounting policies

The effects of adoption of IFRS No. 15 to the Company’s consolidated statements of financial position and consolidated statements of comprehensive income as of and for the year ended December 31, 2018 are as follows. There is no material impact on the Company’s consolidated statement of cash flows for the year ended December 31, 2018.

	As reported		Adjustments of IFRS No. 15	Amounts without IFRS No. 15
	(in millions of Won)
Consolidated financial statements of financial position
Current assets	￦	34,151,972	193,400	34,345,372
Trade accounts and notes receivable		9,130,204	86,293	9,216,497
Inventories		12,153,303	6,584	12,159,887
Other current assets		684,464	100,523	784,987
Non-current assets		44,625,019	(41,589)	44,583,430
Deferred tax assets		1,408,787	(41,589)	1,367,198
Current liabilities		19,430,577	21,605	19,452,182
Others payables		1,720,097	17,809	1,737,906
Current income tax liabilities		948,166	(640)	947,526
Provisions		298,453	(28,748)	269,705
Other current liabilities		2,090,307	33,184	2,123,491
Retained earnings		44,160,659	68,182	44,228,841
Non-controlling interests		3,347,257	62,024	3,409,281
Consolidated statements of comprehensive income
Revenue	￦	65,154,636	135	65,154,771
Cost of sales		(57,129,060)	1,206,973	(55,922,087)
Selling and administrative expenses		(2,429,781)	(1,204,764)	(3,634,545)
Finance costs		(2,244,416)	178	(2,244,238)
Profit before income taxes		3,616,016	2,522	3,618,538
Income tax expense		(1,683,630)	(2,198)	(1,685,828)
Profit		1,932,386	324	1,932,710

(b)	IFRS No. 9 “Financial Instruments”

IFRS No. 9 “Financial Instruments” regulates requirements for measurement and recognition of certain contracts in relation to trading financial assets and liabilities or nonfinancial items. It replaced existing guidance in IAS No. 39 “Financial Instruments: Recognition and Measurement”.

The Company applied retrospectively the standard with exemptions where an entity is not required to restate the comparative information for prior periods in relation to classification and measurement (including impairment) changes. The Company recognized the cumulative effect resulting from initial application of IFRS No. 9 as reserves, retained earnings and non-controlling interests of the Company at the date of initial application.

The following table summarizes the impact, net of tax, of transition to IFRS No. 9 on reserves, retained earnings and non-controlling interests as of January 1, 2018.

	Reserves		Retained earnings	Non-controlling interests
	(in millions of Won)
Classification to fair value through profit or loss in securities and select to fair value through other comprehensive income in equity securities (*1)	￦	(498,517)	498,517	—
Recognition of expected credit losses		—	(51,450)	(34,754)

	￦	(498,517)	447,067	(34,754)

(*1)

Includes a decrease in reserve (capital adjustment arising from investments in equity-accounted investees) of ￦76,992 million and an increase in retained earnings of ￦76,992 million related to selection to fair value through other comprehensive income in equity securities of associates and joint ventures.

The details of new significant accounting policies and the nature and effect of the changes to previous accounting policies are set out below.

1)	Classification and measurement of financial assets and financial liabilities

IFRS No. 9 contains three principal classification categories for financial assets: measured at amortized cost, at fair value through other comprehensive income and at fair value through profit or loss. The classification of financial assets under IFRS No. 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. Under IFRS No. 9, derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated. Instead, the hybrid financial instrument as a whole is assessed for classification.

As of January 1, 2018, the date of initial application, measurement categories and carrying amounts of financial assets in accordance with IAS No. 39 “Financial Instruments: Recognition and Measurement” and IFRS No. 9 “Financial Instruments” are as follows:

	Original classification under IAS No. 39	Original carrying amounts under IAS No. 39		New classification under IFRS No. 9	New carrying amounts under IFRS No. 9
	(in millions of Won)
Derivative assets	Financial assets at fair value through profit or loss	￦	65,051	Fair value through profit or loss	￦	65,051
	Hedging instrument		3,239	Hedging instrument		3,239
Cash and cash equivalents	Loans and receivables		2,612,530	Amortized cost		2,612,530
Trade accounts and notes receivable (*1)	Loans and receivables		8,901,867	Amortized cost		8,799,161
Other receivables (*1)	Loans and receivables		2,195,466	Fair value through profit or loss		1,898
				Amortized cost		2,188,820
Equity securities (*2)	Available-for-sale financial assets		1,421,295	Fair value through profit or loss		17,812
				Fair value through other comprehensive income		1,403,483
Debt securities (*2)	Available-for-sale financial assets		190,579	Fair value through profit or loss		188,276
	Held-to-maturity financial assets			Fair value through other comprehensive income		2,303
			5,211	Amortized cost		5,211
Other Securities (*2)	Available-for-sale financial assets		366,241	Fair value through profit or loss		366,241
Deposit instruments	Loans and receivables		1,358,311	Amortized cost		1,358,311
Short-term financial instruments	Financial assets at fair value through profit or loss		1,970	Fair value through profit or loss		5,547,637
	Loans and receivables		5,545,667

(*1)

As a result of the adoption of IFRS No. 9, as of January 1, 2018, the date of initial application, loss allowance was increased by ￦107,454 million, retained earnings and non-controlling interests were decreased by ￦51,450 million and ￦34,754 million, respectively.

(*2)

As a result of the adoption of IFRS No. 9, as of January 1, 2018, the date of initial application, with respect to securities classified as fair value through profit or loss and equity securities determined fair value through other comprehensive income, reserves were decreased by ￦421,525 million and retained earnings were increased by ￦421,525 million.

IFRS No. 9 “Financial Instruments” retains most of the requirements of IAS No. 39 “Financial Instruments: Recognition and Measurement” for the classification and measurement of financial liabilities. Accordingly, the application of IFRS No. 9 “Financial Instruments” has no significant effect on the Company’s accounting policies related to financial liabilities.

2)	Impairment of financial assets

IFRS No. 9 replaces the incurred loss model in IAS No. 39 with a forward-looking expected credit loss model for debt instruments, lease receivables, contractual assets, loan commitments, and financial guarantee contracts.

Under IFRS No. 9, impairment losses are likely to be recognized earlier than using the incurred loss model under the existing guidance in IAS No. 39 as loss allowances is measured either 12-month or lifetime expected credit loss based on the extent of increase in credit risk.

As of January 1, 2018, the date of initial application, the Company recognized an increase in loss allowances of ￦107,454 million and decreases in retained earnings and non-controlling interests of ￦51,450 million and ￦34,754 million, respectively.

In addition to the application of IFRS No. 9, the Company applied the amendments to IAS No. 1 “Presentation of Financial Statements”, which requires the recognition of impairment of financial assets to be separated in the consolidated statements of comprehensive income. Impairment loss on trade accounts and notes receivable and Impairment loss on other receivables are presented as separate items.

3)	Hedge Accounting

Regarding the initial application of IFRS No. 9, the Company determined to consistently apply hedge accounting requirements of IAS No. 39.